Property, plant and equipment	12 Months Ended
Dec. 31, 2017
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Property, plant and equipment

17. Property, plant and equipment

		Plant,
	Land and	equipment	Assets in
	buildings	and vehicles	construction	Total
	£m	£m	£m	£m
Cost at 1 January 2016	7,305	10,775	2,670	20,750
Exchange adjustments	956	1,100	271	2,327
Other additions	117	384	1,043	1,544
Capitalised borrowing costs	—	—	30	30
Disposals and write-offs	(349)	(1,422)	(53)	(1,824)
Reclassifications	110	512	(761)	(139)
Transfer to assets held for sale	(378)	(114)	(32)	(524)

Cost at 31 December 2016	7,761	11,235	3,168	22,164
Exchange adjustments	(127)	(62)	(45)	(234)
Other additions	69	296	1,219	1,584
Capitalised borrowing costs	—	—	30	30
Disposals and write-offs	(376)	(685)	(31)	(1,092)
Reclassifications	602	1,186	(1,826)	(38)
Transfer to assets held for sale	(462)	(219)	(14)	(695)

Cost at 31 December 2017	7,467	11,751	2,501	21,719

Depreciation at 1 January 2016	(2,914)	(7,415)	—	(10,329)
Exchange adjustments	(377)	(717)	—	(1,094)
Charge for the year	(338)	(640)	—	(978)
Disposals and write-offs	205	1,270	—	1,475
Transfer to assets held for sale	165	92	—	257

Depreciation at 31 December 2016	(3,259)	(7,410)	—	(10,669)
Exchange adjustments	50	110	—	160
Charge for the year	(299)	(689)	—	(988)
Disposals and write-offs	158	539	—	697
Transfer to assets held for sale	314	190	—	504

Depreciation at 31 December 2017	(3,036)	(7,260)	—	(10,296)

Impairment at 1 January 2016	(274)	(373)	(106)	(753)
Exchange adjustments	(45)	(37)	(11)	(93)
Disposals and write-offs	91	135	35	261
Impairment losses	(135)	(117)	(6)	(258)
Reversal of impairments	38	38	2	78
Transfer to assets held for sale	46	10	22	78

Impairment at 31 December 2016	(279)	(344)	(64)	(687)
Exchange adjustments	8	2	(2)	8
Disposals and write-offs	210	104	28	342
Impairment losses	(194)	(138)	(17)	(349)
Reversal of impairments	7	9	1	17
Transfer to assets held for sale	87	8	11	106

Impairment at 31 December 2017	(161)	(359)	(43)	(563)

Total depreciation and impairment at 31 December 2016	(3,538)	(7,754)	(64)	(11,356)
Total depreciation and impairment at 31 December 2017	(3,197)	(7,619)	(43)	(10,859)

Net book value at 1 January 2016	4,117	2,987	2,564	9,668

Net book value at 31 December 2016	4,223	3,481	3,104	10,808

Net book value at 31 December 2017	4,270	4,132	2,458	10,860

The weighted average interest rate for capitalised borrowing costs in the year was 4% (2016 – 3.8%). Disposals and write-offs in the year include a number of assets with nil net book value that are no longer in use in the business.

The net book value at 31 December 2017 of the Group’s land and buildings comprised freehold properties £3,896 million (2016 – £3,887 million), properties with leases of 50 years or more £338 million (2016 – £294 million) and properties with leases of less than 50 years £36 million (2016 – £42 million).

Included in land and buildings at 31 December 2017 were leased assets with a cost of £630 million (2016 – £590 million), accumulated depreciation of £255 million (2016 – £253 million), impairment of £nil (2016 – £1 million) and a net book value of £375 million (2016 – £336 million). Included in plant, equipment and vehicles at 31 December 2017 were leased assets with a cost of £18 million (2016 – £44 million), accumulated depreciation of £4 million (2016 – £15 million), impairment of £1 million (2016 – £nil) and a net book value of £13 million (2016 – £29 million). Some lease agreements include renewal or purchase options or escalation clauses.

The impairment losses principally arose from decisions to rationalise facilities and are calculated based on either fair value less costs of disposal or value in use. The fair value less costs of disposal valuation methodology uses significant inputs which are not based on observable market data, and therefore this valuation technique is classified as level 3 of the fair value hierarchy. These calculations determine the net present value of the projected risk-adjusted, post-tax cash flows of the relevant asset or cash generating unit, applying a discount rate of the Group post-tax weighted average cost of capital (WACC) of 7%, adjusted where appropriate for relevant specific risks. For value in use calculations, where an impairment is indicated and a pre-tax cash flow calculation is expected to give a materially different result, the test would be reperformed using pre-tax cash flows and a pre-tax discount rate. The Group WACC is equivalent to a pre-tax discount rate of approximately 9%. The net impairment losses have been charged to cost of sales £198 million (2016 – £45 million), R&D £93 million (2016 – £15 million) and SG&A £36 million (2016 – £120 million), and included £278 million (2016 – £151 million) arising from the major restructuring programmes.

Reversals of impairment arose from subsequent reviews of the impaired assets where the conditions which gave rise to the original impairments were deemed no longer to apply. All of the reversals have been credited to cost of sales.

The carrying value at 31 December 2017 of assets for which impairments have been charged or reversed in the year was £33 million (2016 – £171 million).

During 2017, £38 million (2016 – £139 million) of computer software was reclassified from assets in construction to intangible assets on becoming ready for use.